Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

Through March 31, 2017, the Company elected to be treated as a RIC under Subchapter M of the Code and operated in a manner so as to qualify for the tax treatment applicable to RICs. Since March 31, 2017, the Company failed a diversification test since the Company's investment in one stock accounted for over 25% of the Company's total assets. This discrepancy was not caused by the acquisition of any security. The failure was not a result of willful neglect. As of December 31, 2017, the Company had not cured its failure to retain its status as a RIC and the Company does not intend to retain its RIC status. Accordingly, since 2017, the Company did not qualify as a RIC and is subject to income taxes at corporate tax rates. The loss of the Company's status as a RIC did not have any impact on the Company's financial position or results of operations.

The Company evaluates tax positions taken or expected to be taken in the course of preparing its tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are reversed and recorded as a tax benefit or expense in the current year. All penalties and interest associated with income taxes are included in income tax expense. Conclusions regarding tax positions are subject to review and may be adjusted at a later date based on factors including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof. As of December 31, 2020 and 2019, the Company had not recorded a liability for any unrecognized tax positions.

Taxable income (loss) generally differs from the change in net income (loss) for financial reporting purposes due to temporary and permanent differences in the recognition of income and expenses, and generally excludes net unrealized appreciation or depreciation, as unrealized gains or losses are not included in taxable income (loss) until they are realized.

Effective in 2017, the Company accounts for income taxes pursuant to ASC 740 "Accounting for Income Taxes" that requires the recognition of deferred tax assets and liabilities for the differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry forwards. Additionally, the accounting standards require the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the net operating loss carry forwards for income tax purposes as compared to financial statement purposes, are dependent upon future taxable income and timing of reversals of future taxable differences along with any other positive and negative evidence during the periods in which those temporary differences become deductible or are utilized. The deferred tax assets at December 31, 2020 and 2019 consist of net operating and capital loss carryforwards. The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of the attainment of future taxable income and capital gains.

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2020 and 2019 was as follows:

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
Income tax benefit at U.S. statutory rate	$(637,879)	$(212,792)
Income tax benefit – state	(197,439)	(65,864)
Permanent differences	457,798	103,132
True up	-	59,266
Change in valuation allowance	377,520	116,258
Total provision for income tax	$-	$-

The Company's approximate net deferred tax asset as of December 31, 2020 and 2019 was as follows:

	December 31, 2020	December 31, 2019
Deferred Tax Asset:
Net operating loss carryforward	$868,338	$490,819
Net capital loss carryforward	123,932	123,932
Total deferred tax asset before valuation allowance	992,271	614,751
Valuation allowance	(992,271)	(614,751)
Net deferred tax asset	$-	$-

At December 31, 2020, the Company had a net capital loss carryforward of approximately $450,663, which can be used to offset future capital gains for a period of four years.

Due to the loss of its RIC status in 2017, any net tax operating losses generated as a RIC cannot be used to offset any future taxable income. As of December 31, 2020, the Company had an aggregate estimated net operating loss carryforwards of approximately $3,157,594 for income taxes. These net operating loss carries forwards may be available to reduce future years' taxable income. The 2017 carryforward will expire, if not utilized, through 2037. The 2020, 2019, and 2018 carryforwards shall be carried over indefinitely, subject to annual usage limits.

Management believes that it appears more likely than not that the Company will not realize these tax benefits due to the Company's continuing losses for income taxes purposes. Accordingly, the Company has provided a 100% valuation allowance on the deferred tax asset benefit related to the U.S. net operating loss and capital loss carry forwards to reduce the asset to zero. Management will review this valuation allowance periodically and will make adjustments as necessary.